Leases - Assets and Liabilities of Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 90,519
Operating lease liabilities—short term	21,193
Operating lease liabilities—long term	78,151
Total operating lease liabilities	$ 99,344